Software, Net - Summary of Software, Net (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Capitalized Computer Software Net [Line Items]
Total	₨ 39,802	$ 611	₨ 15,272
Software Licenses and Implementation Costs [Member]
Capitalized Computer Software Net [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Software,gross	₨ 75,053	1,152	38,839
Less: Accumulated amortization	35,251	541	23,567
Total	₨ 39,802	$ 611	₨ 15,272